Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
TOTAL CURRENT ASSETS	$ 0	$ 0
TOTAL ASSETS	0	0
CURRENT LIABILITIES
Accounts payable and accrued expenses	3,600
Payable to related party
TOTAL CURRENT LIABILITIES	3,600
TOTAL LIABILITIES	3,600
STOCKHOLDERS' DEFICIT
Common Stock, $0.0001 par value, 100,000,000 shares authorized, 40,000,000 shares issued and outstanding	4,000	4,000
Additional paid-in capital	13,799	13,199
Accumulated deficit	(21,399)	(17,199)
TOTAL STOCKHOLDERS' DEFICIT	(3,600)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0	$ 0